Fair Value Measurements - Roll Forward of Warrant Liability (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Warrant liability	$ 1,567,673	$ 51,673	$ 57,984
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	51,673
Warrants granted in connection with issuance of Convertible Promissory Notes	1,516,000
Ending balance	$ 1,567,673